Non-Controlling Interest - Narrative (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 shares	Dec. 31, 2022
Total RSUs
Non-Controlling Interests [Line Items]
Number of other equity instruments granted in share-based payment arrangement		6,210,267	3,679,669
Seaport | Total RSUs
Non-Controlling Interests [Line Items]
Number of other equity instruments granted in share-based payment arrangement		3,450,000
Number of other equity instruments granted in share-based payment arrangement, fully vested		2,455,555
Common
Non-Controlling Interests [Line Items]
Number of shares issued (in shares)		257,927,489
Common | Non-controlling interests
Non-Controlling Interests [Line Items]
Increase through conversion of convertible instruments, equity | $		$ 15,164
Common | Entrega
Non-Controlling Interests [Line Items]
Proportion of ownership interests held by non-controlling interests	11.70%	11.70%
Common | Follica
Non-Controlling Interests [Line Items]
Proportion of ownership interests held by non-controlling interests		19.90%
Common | Vedanta
Non-Controlling Interests [Line Items]
Proportion of ownership interests held by non-controlling interests			12.20%	3.70%
Common | Seaport
Non-Controlling Interests [Line Items]
Number of shares issued (in shares)		950,000